Schedule of Property and Equipment Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and Equipment, net	$ 1,055,223	$ 1,132,422
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property	102,006	102,006
Less: accumulated depreciation	(100,905)	(95,573)
Property and Equipment, net	1,101	6,433
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property	120,231	76,923
Less: accumulated depreciation	(102,922)	(36,538)
Property and Equipment, net	17,309	40,385
Property [Member]
Property, Plant, and Equipment [Line Items]
Property	1,138,461	1,138,461
Less: accumulated depreciation	(101,648)	(52,857)
Property and Equipment, net	$ 1,036,813	$ 1,085,604